Income Taxes - Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Deferred tax assets
Loan loss reserves	$ 43,749	$ 48,505
REO reserves	11,213	13,680
Asset purchase tax basis difference (net)	5,973	8,812
Delinquent accrued interest	3,069	4,767
FDIC loss share guarantee receivable	7,803	1,800
Other, net	3,891	4,749
Total deferred tax assets	75,698	82,313
Deferred tax liabilities
Federal Home Loan Bank stock dividends	24,135	32,810
Valuation adjustment on available-for-sale securities	205	12,032
Loan origination costs	13,875	13,002
Depreciation	25,934	22,021
Total deferred tax liabilities	64,149	79,865
Net deferred tax asset	11,549	2,448
Current tax asset	2,964	14,067
Net tax asset	$ 14,513	$ 16,515